UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05576

Name of Fund:   BlackRock Global Allocation Fund, Inc.

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Global Allocation Fund,

Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2019

Date of reporting period: 01/31/2019

Item 1 – Schedule of Investments

Consolidated Schedule of Investments (unaudited) January 31, 2019	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 57.0%

Australia — 0.2%
AGL Energy Ltd.	279,614	$4,368,892
BHP Group Ltd.	26,285	671,132
Newcrest Mining Ltd.	2,276,416	40,499,216
Quintis HoldCo Pty. Ltd.(a)(b)(g)(v)	45,776,155	6,322,191
Rio Tinto Ltd.	19,151	1,217,730
Stockland	461,297	1,271,490
Telstra Corp. Ltd.	192,546	436,547
Woolworths Group Ltd.	26,999	576,914

		55,364,112

Belgium — 0.3%
Anheuser-Busch InBev SA	966,825	73,868,577

Brazil — 0.7%
Azul SA — ADR(b)(c)	3,243,356	98,111,519
Banco do Brasil SA	65,537	931,879
Banco Santander Brasil SA	46,843	617,389
Hapvida Participacoes e Investimentos SA(d)	2,451,353	23,013,360
Itau Unibanco Holding SA, Preference Shares	1,429,364	15,198,162
Notre Dame Intermedica Participacoes SA(b)	7,636,208	70,307,048
Petrobras Distribuidora SA	130,242	951,675
Suzano Papel e Celulose SA	13,335	168,186
TIM Participacoes SA	105,146	357,483

		209,656,701

Canada — 1.6%
Canadian National Railway Co.	2,462	205,455
Canadian Pacific Railway Ltd.	8,742	1,791,779
Enbridge, Inc.	3,989,053	145,754,735
Goldcorp, Inc.	61,129	683,889
Husky Energy, Inc.	111,114	1,318,366
Imperial Oil Ltd.	81,248	2,305,206
Manulife Financial Corp.	217,022	3,486,689
Nutrien Ltd.	64,735	3,353,637
Rogers Communications, Inc., Class B	32,834	1,776,202
Suncor Energy, Inc.	3,679,748	118,686,191
Teck Resources Ltd., Class B	75,080	1,828,502
TransCanada Corp.	3,366,530	143,172,645
Wheaton Precious Metals Corp.	1,837,305	38,705,128

		463,068,424

Chile — 0.0%
Cia Cervecerias Unidas SA, ADR	105,893	2,955,474

China — 1.7%
Agile Group Holdings Ltd.	1,024,000	1,360,810
Agricultural Bank of China Ltd., Class H	1,889,000	894,351
Alibaba Group Holding Ltd. — ADR(b)(c)	433,792	73,089,614
Angang Steel Co. Ltd., Class H	1,018,000	765,786
Angel Yeast Co. Ltd., Class A	3,342,936	12,177,602
Anhui Conch Cement Co. Ltd., Class A	112,700	545,430

Security	Shares	Value

China (continued)
Anhui Conch Cement Co. Ltd., Class H	334,000	$1,821,414
BAIC Motor Corp. Ltd., Class H(d)	133,000	86,792
Baidu, Inc. — ADR(b)	11,232	1,938,980
Bank of China Ltd., Class H	574,000	266,877
Beijing Capital International Airport Co. Ltd., Class H	12,400,000	11,631,265
China CITIC Bank Corp. Ltd., Class H	2,237,000	1,457,393
China Communications Services Corp. Ltd., Class H	570,000	535,127
China Construction Bank Corp., Class H	940,000	846,753
China Mobile Ltd.	378,500	3,980,811
China National Building Material Co. Ltd., Class H	412,000	328,775
China Petroleum & Chemical Corp., Class A	1,833,800	1,566,171
China Petroleum & Chemical Corp., Class H	5,922,000	4,951,942
China Resources Cement Holdings Ltd.	2,702,000	2,744,213
China Resources Gas Group Ltd.	278,000	1,093,960
China Resources Power Holdings Co. Ltd.	38,000	76,165
China Shenhua Energy Co. Ltd., Class H	938,500	2,388,548
CLP Holdings Ltd.	1,263,500	14,716,054
CNOOC Ltd.	2,262,000	3,780,751
Country Garden Holdings Co. Ltd.	625,000	888,433
Country Garden Services Holdings Co. Ltd.(b)	396,298	613,905
Daqin Railway Co. Ltd., Class A	64,100	81,688
Dongfeng Motor Group Co. Ltd., Class H	468,000	490,622
Fosun International Ltd.	1,553,000	2,330,223
Guangzhou Automobile Group Co. Ltd., Class H	290,800	315,833
Industrial & Commercial Bank of China Ltd., Class H	5,522,000	4,289,841
JD.com, Inc. — ADR(b)	1,890	46,966
Jiangsu Expressway Co. Ltd., Class H	212,000	306,925
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	817,101	11,577,889
Kweichow Moutai Co. Ltd., Class A	473,580	48,676,922
Luzhou Laojiao Co. Ltd., Class A	2,066,081	13,219,017
Momo, Inc., ADR(b)	5,212	158,601
New Oriental Education & Technology Group, Inc. — ADR(b)	198,364	15,281,963
PetroChina Co. Ltd., Class H	682,000	440,173
Ping An Healthcare and Technology Co. Ltd.(b)(c)(d)	7,281,742	34,494,505
Sany Heavy Industry Co. Ltd., Class A	397,600	540,473
SINA Corp.(b)	42,563	2,614,219
Sinopec Shanghai Petrochemical Co. Ltd., Class H	4,600,000	2,185,639
TAL Education Group — ADR(b)	491,969	15,265,798
Tencent Holdings Ltd.	3,603,800	160,421,651
Tingyi Cayman Islands Holding Corp.	364,000	506,924

1

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Tsingtao Brewery Co. Ltd., Class H	116,000	$510,451
Want Want China Holdings Ltd.	13,366,001	10,832,005
Wuliangye Yibin Co. Ltd., Class A	1,543,066	13,954,737
Yanzhou Coal Mining Co. Ltd., Class H	936,000	860,544
Yum China Holdings, Inc.	279,380	10,183,401
Zhejiang Expressway Co. Ltd., Class H	1,022,000	1,052,270
Zijin Mining Group Co. Ltd., Class A	234,800	104,291
Zijin Mining Group Co. Ltd., Class H	2,852,000	1,070,330

		496,361,823

Czech Republic — 0.1%
CEZ AS	503,261	12,704,033

Denmark — 0.1%
Carlsberg A/S, Class B	40,574	4,645,078
Danske Bank A/S	35,986	666,726
Novo Nordisk A/S, Class B	494,151	23,158,921

		28,470,725

Finland — 0.0%
Nokia OYJ	539,612	3,409,083

France — 2.4%
AXA SA	2,299,824	53,333,303
Cie de Saint-Gobain	79,096	2,729,444
Cie Generale des Etablissements Michelin SCA	21,282	2,311,691
Danone SA	3,144,988	228,866,315
Dassault Aviation SA	31,622	47,089,080
Eiffage SA	235,281	22,042,577
Engie SA	153,891	2,467,075
Eutelsat Communications SA	575,422	12,202,793
Kering SA	10,577	5,304,603
L’Oreal SA	16,487	3,973,780
Publicis Groupe SA	28,747	1,755,290
Safran SA	930,005	122,192,556
Sanofi	133,843	11,633,350
Societe Generale SA	144,912	4,518,283
Sodexo SA	1,259,487	131,114,067
TOTAL SA — ADR	47,392	2,593,764
Unibail-Rodamco-Westfield	243,938	43,872,646

		698,000,617

Germany — 1.3%
adidas AG	7,237	1,721,980
Allianz SE, Registered Shares	24,153	5,124,600
Bayer AG, Registered Shares	1,570,446	119,033,136
Evonik Industries AG	135,158	3,696,374
Fresenius SE & Co. KGaA	2,423,790	125,673,376
Knorr-Bremse AG(b)	955,828	94,577,512
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	1,997	445,651
SAP SE	27,308	2,823,788

Security	Shares	Value

Germany (continued)
Vonovia SE	148,645	$7,470,687

		360,567,104

Hong Kong — 0.9%
Beijing Enterprises Holdings Ltd.	287,500	1,634,361
China Resources Beer Holdings Co. Ltd.	278,000	977,100
CITIC Ltd.	1,456,000	2,205,643
CK Asset Holdings Ltd.	61,000	513,547
CK Infrastructure Holdings Ltd.	1,705,500	13,770,007
Hang Lung Properties Ltd.	7,485,000	16,389,477
HKT Trust & HKT Ltd.(e)	6,026,000	8,886,926
Hongkong Land Holdings Ltd.	411,700	2,961,727
Hysan Development Co. Ltd.	293,000	1,524,729
I-CABLE Communications Ltd.(b)(c)	1,370,132	17,901
Jardine Matheson Holdings Ltd.	258,800	17,312,332
Link REIT	1,181,000	12,981,717
Nine Dragons Paper Holdings Ltd.	85,000	86,869
Power Assets Holdings Ltd.	549,000	3,698,355
Sino Land Co. Ltd.	3,912,000	7,034,893
Sun Hung Kai Properties Ltd.	8,451,166	141,747,578
Swire Pacific Ltd., Class A	798,000	9,450,883
WH Group Ltd.(d)	4,170,000	3,575,925
Wharf Real Estate Investment Co. Ltd.	1,329,000	9,091,657

		253,861,627

India — 1.1%
Coal India Ltd.	3,131,848	9,911,913
HCL Technologies Ltd.	119,787	1,696,711
Hero MotoCorp Ltd.	258,330	9,516,414
Hindustan Petroleum Corp. Ltd.	263,042	867,765
Housing Development Finance Corp. Ltd.	3,159,468	85,617,482
Infosys Ltd.	122,835	1,294,443
Maruti Suzuki India Ltd.	304,667	28,531,132
Nestle India Ltd.	426	68,976
Oil & Natural Gas Corp. Ltd.	3,213,014	6,395,603
Reliance Industries Ltd.	8,914,019	154,410,040
State Bank of India(b)	6,801,505	28,187,173
Tata Consultancy Services Ltd.	49,663	1,408,747

		327,906,399

Indonesia — 0.0%
Bank Central Asia Tbk PT	5,392,900	10,909,371

Ireland — 0.0%
Accenture PLC, Class A	32,707	5,022,160
Medtronic PLC	75,269	6,653,027

		11,675,187

Italy — 0.5%
Enel SpA	11,943,277	72,184,163
Eni SpA	169,929	2,881,285
RAI Way SpA(d)	6,049,800	30,814,463
Snam SpA	909,984	4,345,472

2

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Telecom Italia SpA(b)	43,764,286	$24,350,655
Telecom Italia SpA, Non-Convertible Savings Shares	2,973,190	1,454,919
UniCredit SpA	43,146	498,788

		136,529,745

Japan — 7.6%
Aeon Co. Ltd.	63,100	1,284,226
Ajinomoto Co., Inc.	5,724,300	99,114,327
Alfresa Holdings Corp.	306,900	8,458,575
Alps Alpine Co. Ltd.	174,420	3,676,887
Asahi Kasei Corp.	1,961,000	21,516,892
Astellas Pharma, Inc.	6,316,150	93,720,443
Canon Marketing Japan, Inc.	282,900	5,479,532
Daicel Corp.	1,102,000	11,558,134
Daikin Industries Ltd.	407,600	44,119,086
Daiwa House Industry Co. Ltd.	22,700	735,964
Denso Corp.	2,342,680	107,755,465
Dowa Holdings Co. Ltd.	162,700	5,212,595
East Japan Railway Co.	1,661,573	153,944,173
Eisai Co. Ltd.	23,400	1,816,928
Exedy Corp.	195,900	4,939,972
Fujitsu Ltd.	12,700	852,365
GS Yuasa Corp.	364,000	7,597,839
Hino Motors Ltd.	502,400	5,044,103
Hitachi Chemical Co. Ltd.	391,200	6,452,711
Hitachi Ltd.	160,400	5,045,939
Hoya Corp.	1,415,117	82,129,640
Japan Airlines Co. Ltd.	4,238,400	154,313,625
Japan Aviation Electronics Industry Ltd.	524,200	6,831,686
JFE Holdings, Inc.	35,400	624,010
Kajima Corp.	43,400	617,350
Kamigumi Co. Ltd.	268,500	5,944,081
KDDI Corp.	415,800	10,388,608
Keyence Corp.	18,800	9,674,764
Kinden Corp.	1,068,600	17,553,468
Koito Manufacturing Co. Ltd.	1,590,800	95,803,791
Kuraray Co. Ltd.	403,700	6,208,353
Kyowa Hakko Kirin Co. Ltd.	45,100	864,648
Kyudenko Corp.	146,000	5,248,860
Mabuchi Motor Co. Ltd.	289,500	10,154,237
Maeda Road Construction Co. Ltd.	284,500	5,539,228
Medipal Holdings Corp.	354,000	8,170,718
Mitsubishi Electric Corp.	7,776,100	97,848,880
Mitsubishi Estate Co. Ltd.	514,600	9,114,326
Mitsubishi Heavy Industries Ltd.	63,300	2,447,534
Mitsubishi Motors Corp.	23,700	147,252
Mitsubishi Tanabe Pharma Corp.	18,400	288,265
Mitsubishi UFJ Financial Group, Inc.	258,500	1,386,573
Mitsui & Co. Ltd.	28,200	460,729
Mitsui Fudosan Co. Ltd.	71,300	1,732,223
Murata Manufacturing Co. Ltd.	755,040	113,418,927
Nichias Corp.	306,500	5,314,799
Nippo Corp.	263,500	5,029,947

Security	Shares	Value

Japan (continued)
Nippon Telegraph & Telephone Corp.	203,500	$8,748,092
Nippon Television Holdings, Inc.	671,400	10,547,229
Nitto Denko Corp.	1,554,400	87,924,987
NTT DOCOMO, Inc.	42,200	1,013,930
Okumura Corp.	320,824	10,137,992
Olympus Corp.	775,600	31,815,916
Ono Pharmaceutical Co. Ltd.	53,800	1,175,318
Oracle Corp. Japan	28,000	2,040,056
Otsuka Holdings Co. Ltd.	19,100	783,396
Panasonic Corp.	162,200	1,588,298
Rohm Co. Ltd.	583,600	41,190,238
Seino Holdings Co Ltd.	371,700	5,138,679
Seven & i Holdings Co. Ltd.	143,500	6,248,418
Shimamura Co. Ltd.	59,500	5,152,448
Shin-Etsu Chemical Co. Ltd.	1,288,840	108,670,599
Shionogi & Co. Ltd.	4,600	283,717
Shiseido Co. Ltd.	44,400	2,641,210
Sony Corp.	87,200	4,369,324
Stanley Electric Co. Ltd.	170,800	4,960,891
Subaru Corp.	5,141,590	120,735,099
Sumitomo Chemical Co. Ltd.	451,000	2,352,680
Sumitomo Mitsui Financial Group, Inc.	6,500	241,813
Suzuken Co. Ltd.	144,200	7,571,303
Suzuki Motor Corp.	2,675,908	139,737,367
Sysmex Corp.	37,100	2,068,205
Toagosei Co. Ltd.	863,300	10,055,477
Toda Corp.	1,363,000	8,716,151
Tokyo Gas Co. Ltd.	3,868,057	101,711,365
Tokyo Steel Manufacturing Co. Ltd.	1,399,700	11,818,610
Toray Industries, Inc.	6,409,200	47,499,184
Toshiba Corp.	91,600	2,900,671
Toyota Industries Corp.	1,512,980	74,954,624
TV Asahi Holdings Corp.	478,000	8,851,565
Ube Industries Ltd.	2,253,050	50,947,824
Unicharm Corp.	44,100	1,364,789
Yamato Kogyo Co. Ltd.	203,000	5,301,183

		2,176,841,326

Macau — 0.0%
Sands China Ltd.	35,200	168,866

Malaysia — 0.0%
Malaysia Airports Holdings Bhd	2,221,700	4,374,325

Mexico — 0.0%
America Movil SAB de CV, Series L	2,589,021	2,072,869
Cemex SAB de CV CPO(b)	1,221,922	660,092
Grupo Financiero Banorte SAB de CV, Series O	38,909	216,009

		2,948,970

Netherlands — 1.1%
ABN AMRO Group NV CVA(d)	2,815,190	70,199,451
ASML Holding NV	6,741	1,178,782
Koninklijke Ahold Delhaize NV	70,557	1,858,902

3

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Koninklijke Philips NV	6,356,613	$250,609,912
NXP Semiconductors NV	57,929	5,041,561

		328,888,608
Norway — 0.0%
Equinor ASA	51,671	1,181,519

Peru — 0.0%
Southern Copper Corp.	33,730	1,134,003

Poland — 0.0%
Polski Koncern Naftowy ORLEN SA	9,942	280,123

Portugal — 0.1%
Jeronimo Martins SGPS SA	503,723	7,138,843
NOS SGPS SA	3,279,557	21,273,918

		28,412,761
Singapore — 0.5%
CapitaLand Ltd.	45,775,400	113,487,152
ComfortDelGro Corp. Ltd.	5,864,400	10,176,102
Genting Singapore Ltd.	3,889,000	3,187,097
Singapore Telecommunications Ltd.	4,626,900	10,403,149
United Overseas Bank Ltd.	512,800	9,610,485

		146,863,985
South Africa — 0.0%
Aspen Pharmacare Holdings Ltd.	85,446	939,251
Kumba Iron Ore Ltd.	4,491	115,600
MTN Group Ltd.	30,926	202,344
Naspers Ltd., Class N	701	162,158
Old Mutual Ltd.	985,505	1,739,781

		3,159,134
South Korea — 0.6%
Coway Co. Ltd.	124,329	9,369,747
Doosan Bobcat, Inc.	536,094	16,032,997
E-MART Inc.	9,788	1,690,706
Hana Financial Group, Inc.	69,025	2,481,898
Industrial Bank of Korea	110,162	1,411,073
KB Financial Group, Inc.(b)	27,306	1,173,266
KT&G Corp.	850,725	75,750,079
LG Chem Ltd.	42,075	13,958,118
LG Electronics, Inc.	4,111	246,752
LG Household & Health Care Ltd.	75	85,333
NCSoft Corp.(b)	21,426	9,022,130
POSCO	51,534	12,721,267
S-Oil Corp.	100,163	9,431,478
Samsung Electro-Mechanics Co. Ltd.	1,293	126,539
Samsung Electronics Co. Ltd.	113,725	4,741,662
Samsung SDS Co. Ltd.	4,848	978,432
Shinhan Financial Group Co. Ltd.	111,177	4,300,111
SK Telecom Co. Ltd.	50,373	11,661,768

Security	Shares	Value

South Korea (continued)
Woori Bank	94,723	$1,275,603

		176,458,959
Spain — 0.4%
Banco Bilbao Vizcaya Argentaria SA	548,713	3,256,693
Cellnex Telecom SAU(b)(d)	3,607,196	101,649,403

		104,906,096
Sweden — 0.0%
Sandvik AB	78,438	1,253,427
Telefonaktiebolaget LM Ericsson, Class B	364,233	3,246,579

		4,500,006
Switzerland — 1.3%
Chubb Ltd.	889,359	118,329,215
Nestle SA, Registered Shares	2,979,093	259,728,891
Roche Holding AG	6,625	1,762,486
Swiss Re AG	18,950	1,817,393

		381,637,985
Taiwan — 0.8%
Cathay Financial Holding Co. Ltd.	7,975,000	11,468,652
Cheng Shin Rubber Industry Co. Ltd.	3,626,672	5,138,702
Chunghwa Telecom Co. Ltd.	18,195,001	63,827,819
Far EasTone Telecommunications Co. Ltd.	11,019,000	25,861,922
Formosa Chemicals & Fibre Corp.	2,443,000	8,501,983
Formosa Petrochemical Corp.	1,898,000	6,739,660
Formosa Plastics Corp.	2,771,000	9,273,186
Fubon Financial Holding Co. Ltd.	9,339,000	13,693,172
Globalwafers Co. Ltd.	98,000	969,091
Hon Hai Precision Industry Co. Ltd.	4,668,760	10,821,829
MediaTek, Inc.	114,000	923,735
Nan Ya Plastics Corp.	3,477,000	8,687,895
Taiwan Mobile Co. Ltd.	8,795,000	31,428,869
Taiwan Semiconductor Manufacturing Co. Ltd.	2,554,000	18,945,482
Uni-President Enterprises Corp.	6,245,000	14,798,723
Yageo Corp.	14,000	153,081

		231,233,801
Thailand — 0.2%
Advanced Info Service PCL, Foreign Registered Shares	2,416,100	14,011,124
Intouch Holdings PCL, Class F	6,375,100	11,069,830
PTT Global Chemical PCL, Foreign Registered Shares	5,464,900	11,894,477
Siam Cement PCL, Foreign Registered Shares	805,500	12,084,356

4

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Thai Oil PCL, Foreign Registered Shares — NVDR	3,655,400	$8,424,063

		57,483,850

Turkey — 0.0%
Eregli Demir ve Celik Fabrikalari TAS	37,270	61,214
Turk Hava Yollari AO(b)(c)	190,473	567,411
Turkiye Is Bankasi AS, Class C	105,297	115,883

		744,508

United Arab Emirates — 0.3%
NMC Health PLC	2,288,572	77,473,911

United Kingdom — 2.8%
Barclays PLC	1,014,133	2,113,811
Berkeley Group Holdings PLC	211,814	10,428,986
Experian PLC	46,779	1,174,507
GlaxoSmithKline PLC	144,043	2,797,972
GW Pharmaceuticals PLC — ADR(b)	107,296	15,316,504
HSBC Holdings PLC	11,983,572	100,904,651
Kingfisher PLC	23,710,842	69,267,698
Liberty Global PLC, Class A(b)(c)	2,451,576	59,818,454
Liberty Global PLC, Class C(b)(c)	91,026	2,144,573
National Grid PLC	466,024	5,074,718
Royal Dutch Shell PLC — ADR, Class A	1,572,621	97,077,894
Royal Dutch Shell PLC, Class A	7,894,525	244,139,954
Royal Dutch Shell PLC, Class B	87,676	2,722,221
SSE PLC	45,237	695,430
Vodafone Group PLC	98,598,667	179,822,542

		793,499,915

United States — 30.4%
Abbott Laboratories	100,794	7,355,946
AbbVie, Inc.	98,886	7,939,557
Adobe, Inc.(b)	23,750	5,885,725
AES Corp.	143,662	2,354,620
Agilent Technologies, Inc.	7,999	608,324
Air Products & Chemicals, Inc.	1,175,658	193,266,419
Alexion Pharmaceuticals, Inc.(b)	1,619	199,072
Allergan PLC	20,079	2,890,974
Alliance Data Systems Corp.	7,995	1,419,832
Ally Financial, Inc.	56,785	1,479,817
Alphabet, Inc., Class A(b)	4,817	5,423,412
Alphabet, Inc., Class C(b)	393,033	438,770,250
Altria Group, Inc.	3,008,122	148,450,821
Amazon.com, Inc.(b)(f)	154,258	265,127,852
American Airlines Group, Inc.	41,954	1,500,695
American Electric Power Co., Inc.	4,279	338,554
American Tower Corp.	43,453	7,510,417
Ameriprise Financial, Inc.	51,558	6,527,243
Amgen, Inc.	36,779	6,881,719
Anadarko Petroleum Corp.	1,394,224	65,988,622
Anthem, Inc.	948,662	287,444,586
Apple, Inc.	1,936,928	322,382,296
AT&T, Inc.	163,488	4,914,449

Security	Shares	Value

United States (continued)
Autodesk, Inc.(b)	14,141	$2,081,555
Automatic Data Processing, Inc.	8,939	1,250,030
Bank of America Corp.	166,627	4,743,871
Bank of New York Mellon Corp.	49,104	2,569,121
Baxter International, Inc.	105,608	7,655,524
Berkshire Hathaway, Inc., Class B(b)	84,241	17,314,895
Biogen, Inc.(b)	219,745	73,346,486
Boeing Co.	28,557	11,012,150
Booking Holdings, Inc.(b)	2,166	3,969,866
Bristol-Myers Squibb Co.	109,894	5,425,467
C.H. Robinson Worldwide, Inc.	107,292	9,309,727
Capital One Financial Corp.	24,014	1,935,288
Carnival Corp.	71,617	4,123,707
Caterpillar, Inc.	29,584	3,939,405
Celgene Corp.(b)	39,332	3,479,309
CenterPoint Energy, Inc.	57,552	1,779,508
Charles Schwab Corp.	2,463,704	115,227,436
Charter Communications, Inc., Class A(b)(c)	734,063	243,011,556
Chevron Corp.	45,819	5,253,148
Cigna Corp.	3,098	619,012
Cisco Systems, Inc.	216,011	10,215,160
Citigroup, Inc.	1,400,645	90,285,577
Cloudera, Inc.(b)	4,669,583	63,039,371
Cognizant Technology Solutions Corp., Class A	40,839	2,845,662
Colgate-Palmolive Co.	2,891,315	187,010,254
Comcast Corp., Class A(f)	8,735,543	319,458,808
ConocoPhillips	24,861	1,682,841
Constellation Brands, Inc., Class A	5,148	894,002
Corning, Inc.	125,711	4,181,148
Costco Wholesale Corp.	14,110	3,028,429
CSX Corp.	121,908	8,009,356
Cummins, Inc.	10,791	1,587,464
CVS Health Corp.	3,026,037	198,356,725
DaVita, Inc.(b)	1,564,571	87,819,370
Dell Technologies, Inc., Class C(b)	10,048	488,197
Delta Air Lines, Inc.	36,808	1,819,419
Devon Energy Corp.	30,490	812,559
Discover Financial Services	39,082	2,637,644
Dollar General Corp.	6,608	762,761
Dollar Tree, Inc.(b)	1,308,477	126,699,828
Domo, Inc., Class B(b)	1,786,786	48,243,249
Dover Corp.	1,105,110	97,061,811
DowDuPont, Inc.	1,995,279	107,365,963
Dropbox, Inc., Class A(b)	3,956,793	97,772,355
DXC Technology Co.	72,927	4,676,079
Eaton Corp. PLC	42,882	3,269,753
eBay, Inc.(b)	52,810	1,777,057
Edgewell Personal Care Co. (b)	1,127,365	44,474,549
Edwards Lifesciences Corp.(b)	13,060	2,225,685
Eli Lilly & Co.	2,024	242,597
Emerson Electric Co.	550,672	36,052,496
Entergy Corp.	745	66,447

5

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Equinix, Inc.	208,922	$82,315,268
Equity Residential	1,132,404	82,167,234
Exelon Corp.	71,748	3,426,684
Expedia Group, Inc.	27,679	3,300,721
Exxon Mobil Corp.	3,937,059	288,507,684
Facebook, Inc., Class A(b)	1,119,401	186,592,953
Fieldwood Energy, Inc.(a)	458,081	15,574,754
Fifth Third Bancorp	115,208	3,089,879
FleetCor Technologies, Inc.(b)	632,444	127,633,524
Fortune Brands Home & Security, Inc.	140,669	6,372,306
General Electric Co.	331,431	3,367,339
General Motors Co.	70,834	2,763,943
Gilead Sciences, Inc.	2,016,285	141,160,113
Global Payments, Inc.	57,226	6,425,335
Goldman Sachs Group, Inc.	36,281	7,184,001
Hartford Financial Services Group, Inc.	159,184	7,468,913
HCA Healthcare, Inc.	603,775	84,184,348
Helmerich & Payne, Inc.	41,998	2,351,468
Hewlett Packard Enterprise Co.	178,113	2,776,782
Home Depot, Inc.	26,794	4,917,503
HP, Inc.	99,380	2,189,341
Humana, Inc.	8,327	2,572,960
Huntsman Corp.	78,513	1,724,931
Illumina, Inc.(b)	12,023	3,363,915
Intel Corp.	235,754	11,108,728
International Business Machines Corp.	47,266	6,353,496
Intuit, Inc.	35,790	7,724,198
Intuitive Surgical, Inc.(b)	2,189	1,146,248
Jawbone Health Hub, Inc., (Acquired 1/24/17, Cost $0)(a)(g)	1,518,232	15
Johnson & Johnson	2,482,277	330,341,423
JPMorgan Chase & Co.	1,298,527	134,397,544
KLA-Tencor Corp.	26,802	2,856,289
Kohl’s Corp.	34,651	2,380,177
Kroger Co.	96,320	2,728,746
Las Vegas Sands Corp.	23,046	1,344,965
Lear Corp.	11,858	1,825,302
Liberty Broadband Corp., Class A(b)	183,545	15,559,110
Liberty Broadband Corp., Class C(b)	788,833	67,066,582
Liberty Media Corp. — Liberty SiriusXM, Class A(b)	658,173	26,182,122
Liberty Media Corp. — Liberty SiriusXM, Class C(b)	1,102,864	44,070,445
Lookout, Inc., (Acquired 3/04/15, cost $2,096,082)(a)(g)	183,495	1,835
Lowe’s Cos., Inc.	171,842	16,524,327
Marathon Petroleum Corp.	1,438,556	95,318,721
Marsh & McLennan Cos., Inc.	2,194,612	193,542,832
Masco Corp.	466,472	15,118,358
Mastercard, Inc., Class A	52,281	11,038,088
McDonald’s Corp.	23,694	4,236,013
McKesson Corp.	43,636	5,596,317
Merck & Co., Inc.	187,889	13,984,578

Security	Shares	Value

United States (continued)
MetLife, Inc.	65,886	$3,009,014
Micron Technology, Inc.(b)	65,374	2,498,594
Microsoft Corp.	2,496,219	260,680,150
Mondelez International, Inc., Class A	205,189	9,492,043
Morgan Stanley	2,810,685	118,891,975
Newmont Mining Corp.	2,258,409	77,034,331
NextEra Energy Partners LP	984,164	39,524,026
NextEra Energy, Inc.	1,275,207	228,236,549
NIKE, Inc., Class B	46,887	3,839,108
Norfolk Southern Corp.	22,806	3,825,478
Northrop Grumman Corp.	6,324	1,742,578
NRG Energy, Inc.	59,239	2,423,467
Occidental Petroleum Corp.	30,216	2,017,824
Omnicom Group, Inc.	137,781	10,730,384
Oracle Corp.	729,084	36,621,889
Packaging Corp. of America	27,584	2,601,723
Paychex, Inc.	47,937	3,393,940
PayPal Holdings, Inc.(b)	32,576	2,891,446
PepsiCo, Inc.	117,566	13,246,161
Pfizer, Inc.	4,707,276	199,823,866
Philip Morris International, Inc.	2,274,590	174,506,545
Phillips 66	75,491	7,202,596
Procter & Gamble Co.	598,701	57,756,685
Progressive Corp.	1,927	129,668
Prudential Financial, Inc.	26,372	2,429,916
Pure Storage, Inc., Class A(b)	681,938	12,213,510
PVH Corp.	19,718	2,151,431
QUALCOMM, Inc.	1,622,773	80,359,719
Raytheon Co.	554,034	91,282,642
Red Hat, Inc.(b)	13,977	2,485,670
Reinsurance Group of America, Inc.	22,849	3,300,538
Rockwell Automation, Inc.	31,189	5,287,159
Ross Stores, Inc.	33,619	3,096,982
Royal Caribbean Cruises Ltd.	23,830	2,860,792
Schlumberger Ltd.	188,039	8,313,204
Sempra Energy	532,520	62,294,190
Sprint Corp.(b)	64,983	405,494
St. Joe Co.(b)	106,968	1,664,422
Starbucks Corp.	1,474,221	100,453,419
State Street Corp.	19,169	1,359,082
Stryker Corp.	53,995	9,587,892
SunTrust Banks, Inc.	1,600,518	95,102,780
Symantec Corp.	67,452	1,417,841
Sysco Corp.	28,746	1,835,432
Target Corp.	30,722	2,242,706
Thermo Fisher Scientific, Inc.	40,542	9,959,953
Travelers Cos., Inc.	91,389	11,472,975
U.S. Bancorp	177,899	9,101,313
Union Pacific Corp.	25,752	4,096,371
United Continental Holdings, Inc.(b)	53,301	4,651,578
United Technologies Corp.	1,277,675	150,855,087
UnitedHealth Group, Inc.	125,366	33,873,893
Valero Energy Corp.	44,942	3,946,806

6

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Shares	Value

United States (continued)
VeriSign, Inc.(b)		21,872	$3,702,273
Verizon Communications, Inc.		2,512,933	138,362,091
VF Corp.		13,381	1,126,279
Visa, Inc., Class A		79,894	10,786,489
Vistra Energy Corp.(b)		572,502	14,375,525
VMware, Inc., Class A		26,297	3,972,688
Vornado Realty Trust		41,636	2,910,773
Walgreens Boots Alliance, Inc.		4,186	302,480
Walmart, Inc.		76,723	7,352,365
Walt Disney Co.		31,017	3,459,016
Waste Management, Inc.		16,543	1,582,669
Wells Fargo & Co.		4,945,284	241,873,840
Western Digital Corp.		1,915,323	86,170,382
Weyerhaeuser Co.		352,941	9,261,172
Williams Cos., Inc.		9,813,255	264,270,957
Wyndham Destinations, Inc.		54,246	2,285,926
Xcel Energy, Inc.		31,954	1,673,111
Yum! Brands, Inc.		51,319	4,822,960
Zoetis, Inc.		24,930	2,147,969
Zynga, Inc., Class A(b)		14,358,733	64,327,124

			8,784,438,163

Total Common Stocks — 57.0% (Cost — $13,822,248,512)			16,451,939,816

		Par (000)

Corporate Bonds — 5.5%

Australia — 0.5%
Quintis Australia Pty. Ltd.(a)(d)(h)(v):
(7.50% Cash or 8.00% PIK), 7.50%, 10/01/26	USD	75,261	75,260,640
(0.00% Cash), 0.00%, 10/01/28		89,251	89,251,400

			164,512,040

Cayman Islands — 0.1%
Baidu, Inc., 4.38%, 05/14/24		17,730	18,129,113

Chile — 0.0%
Inversiones Alsacia SA, 8.00%, 12/31/18(b)(d)(k)		34,232	855,788

China — 0.0%
China Milk Products Group Ltd., 0.00%, 01/15/49(b)(i)(j)(k)		39,500	395,000

France — 0.1%
Danone SA, 2.59%, 11/02/23(d)		23,573	22,670,929

India — 0.0%
REI Agro Ltd., 5.50%, 11/13/19(a)		54,787	466

Security		Par (000)	Value

Japan — 0.3%
Sumitomo Mitsui Financial Group, Inc., 3.94%, 10/16/23	USD	68,061	$69,532,689
Takeda Pharmaceutical Co., Ltd., 3.80%, 11/26/20(d)		16,665	16,839,021

			86,371,710

Luxembourg — 0.0%
Intelsat Jackson Holdings SA, 8.00%, 02/15/24(d)		6,234	6,491,153

Netherlands — 0.2%
Bio City Development Co. BV, 8.00%, 07/06/20(a)(d)(i)(v)		140,850	25,705,125
Cooperatieve Rabobank UA, 3.95%, 11/09/22		6,820	6,878,712
ING Groep NV, 4.10%, 10/02/23		31,812	32,207,752

			64,791,589

Singapore — 0.1%
CapitaLand Ltd., 1.95%, 10/17/23(d)(i)	SGD	24,500	17,625,987

Switzerland — 0.1%
UBS Group Funding Switzerland AG, 4.13%, 09/24/25(d)	USD	15,856	16,044,822

United Kingdom — 0.1%
HSBC Holdings PLC(3 mo. LIBOR US + 1.06%), 3.26%, 03/13/23(l)		22,097	21,936,451

United States — 4.0%
Allergan Funding SCS, 3.45%, 03/15/22		21,017	20,970,757
Allergan Sales LLC, 5.00%, 12/15/21(d)		10,398	10,779,582
American Express Co., 3.70%, 08/03/23		47,379	48,091,247
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 01/12/24		13,267	13,313,415
4.00%, 04/13/28		21,857	21,664,173
Apple, Inc.:
3.35%, 02/09/27		38,660	38,786,642
3.20%, 05/11/27		37,150	36,814,947
AT&T, Inc., 3.60%, 02/17/23		22,483	22,656,717
AvalonBay Communities, Inc., 3.50%, 11/15/24		4,447	4,448,037
Bank of America Corp.:
(3 mo. LIBOR US + 0.66%), 2.37%, 07/21/21(l)		9,659	9,565,375
3.30%, 01/11/23		22,134	22,245,781
4.13%, 01/22/24		18,640	19,358,814
3.86%, 07/23/24(m)		4,640	4,716,832
4.00%, 01/22/25		11,832	11,924,992
Becton Dickinson & Co.:
3.13%, 11/08/21		21,461	21,250,373
2.89%, 06/06/22		29,054	28,530,375
3.36%, 06/06/24		9,428	9,239,019
BP Capital Markets America, Inc., 3.79%, 02/06/24		19,115	19,699,464

7

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Capital One Financial Corp.:
3.20%, 01/30/23	USD	15,927	$15,660,028
3.30%, 10/30/24		10,979	10,700,784
Cigna Corp., 3.75%, 07/15/23(d)		25,564	25,906,124
Citigroup, Inc., 2.45%, 01/10/20		21,335	21,238,944
Comcast Corp.:
3.45%, 10/01/21		17,668	17,873,067
2.75%, 03/01/23		22,182	21,865,385
3.70%, 04/15/24		43,842	44,878,744
CVS Health Corp., 3.70%, 03/09/23		68,023	68,611,464
DowDuPont, Inc., 3.77%, 11/15/20		17,950	18,189,923
eBay, Inc., 2.75%, 01/30/23		11,876	11,439,760
Edgewell Personal Care Co.:
4.70%, 05/19/21		10,538	10,617,035
4.70%, 05/24/22		10,858	10,858,000
Energy Transfer Partners LP, 4.05%, 03/15/25		6,342	6,264,785
Enterprise Products Operating LLC:
3.35%, 03/15/23		11,846	11,839,788
3.90%, 02/15/24		6,670	6,809,166
Fox Corp., 3.67%, 01/25/22(d)		2,680	2,706,421
Gilead Sciences, Inc.:
3.25%, 09/01/22		22,149	22,310,609
3.70%, 04/01/24		23,193	23,584,105
Goldman Sachs Group, Inc.(3 mo. LIBOR US + 1.05%), 2.91%, 06/05/23(l)		22,140	21,677,989
Halfmoon Parent, Inc., 3.40%, 09/17/21(d)		30,022	30,155,587
Hughes Satellite Systems Corp., 7.63%, 06/15/21		3,734	3,958,040
Marsh & McLennan Cos., Inc., 3.88%, 03/15/24		12,100	12,349,576
McDonald’s Corp., 3.35%, 04/01/23		12,989	13,101,167
Northrop Grumman Corp., 2.55%, 10/15/22		22,132	21,739,424
Philip Morris International, Inc.:
2.50%, 11/02/22		4,123	3,994,142
3.60%, 11/15/23		8,879	9,020,375
QUALCOMM, Inc.:
2.60%, 01/30/23		11,150	10,873,774
2.90%, 05/20/24		13,278	12,864,720
Sempra Energy, 2.88%, 10/01/22		5,976	5,798,208
Sherwin-Williams Co., 2.25%, 05/15/20		4,156	4,111,231
Simon Property Group LP, 2.75%, 06/01/23		8,857	8,627,713
Starbucks Corp., 3.10%, 03/01/23		22,191	22,079,664
TransDigm, Inc., 6.25%, 03/15/26(d)(n)		53,558	54,361,370
UnitedHealth Group, Inc.:
3.50%, 06/15/23		22,114	22,608,570
3.50%, 02/15/24		13,520	13,749,654

Security		Par (000)	Value

United States (continued)
Verizon Communications, Inc.:
3.13%, 03/16/22	USD	23,039	$23,079,490
3.50%, 11/01/24		23,195	23,408,896
Vistra Operations Co. LLC, 5.63%, 02/15/27(d)(n)		18,655	18,748,275
Walgreen Co., 3.10%, 09/15/22		22,596	22,238,046
Wells Fargo & Co.:
3.07%, 01/24/23		4,831	4,804,617
3.75%, 01/24/24		13,565	13,801,700
Wells Fargo Bank N.A., 3.55%, 08/14/23		37,869	38,415,089
Williams Cos., Inc.:
3.70%, 01/15/23		11,817	11,797,555
4.55%, 06/24/24		9,785	10,102,733

			1,152,878,279

Total Corporate Bonds — 5.5% (Cost — $1,811,977,693)			1,572,703,327

Floating Rate Loan Interests(o) — 0.2%

United States — 0.2%
Fieldwood Energy LLC:
Exit 1st Lien TL, (1 mo. LIBOR + 5.25%, 1.00% Floor), 7.75%, 04/11/22		11,587	10,587,498
Exit 2nd Lien TL, (1 mo. LIBOR + 7.25%, 1.00% Floor), 9.79%, 04/11/23		15,642	13,364,441
Hilton Worldwide Finance LLC, Term Loan B2, (1 mo. LIBOR + 1.75%), 4.26%, 10/25/23		43,324	42,820,612

Total Floating Rate Loan Interests — 0.2% (Cost — $70,782,334)			66,772,551

Foreign Agency Obligations — 2.2%

Argentina — 0.9%
Argentine Republic Government International Bond:
3.38%, 01/15/23	EUR	25,317	24,594,930
6.88%, 01/26/27	USD	89,292	75,451,740
5.88%, 01/11/28		129,169	102,689,355
5.25%, 01/15/28	EUR	4,134	3,720,358

8

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Argentina (continued)
7.82%, 12/31/33	EUR	51,436	$53,574,618

			260,031,001

Australia — 0.2%
Australia Government Bond, 3.00%, 03/21/47	AUD	90,776	68,753,481

Canada — 0.2%
Canadian Government Bond, 0.75%, 03/01/21	CAD	71,240	53,092,085

Germany — 0.9%
Bundesrepublik Deutschland Bundesanleihe, 0.50%, 02/15/28	EUR	209,274	249,455,867

Total Foreign Agency Obligations — 2.2% (Cost — $662,237,142)			631,332,434

		Shares

Investment Companies — 1.4%

United States — 1.4%
iShares Gold Trust(b)(v)		30,681,162	387,809,850

Total Investment Companies — 1.4% (Cost — $385,759,955)			387,809,850

Preferred Securities

		Par (000)	Value

Capital Trusts — 0.9%

Netherlands — 0.0%
ING Groep NV, 6.00%(l)(p)		11,013	11,004,190

United Kingdom — 0.3%
HSBC Holdings PLC, 6.38%(l)(p)		42,881	42,130,583
Lloyds Bank PLC, 13.40%(l)(p)		22,138	47,593,732

			89,724,315

United States — 0.6%
American Express Co., Series C, 4.90%(l)(p)		14,602	14,455,980
Citigroup, Inc., Series O, 5.88%(l)(p)		47,813	48,171,597
Citigroup, Inc., Series Q, 5.95%(l)(p)		19,374	19,543,522
Goldman Sachs Group, Inc., Series M, 5.38%(l)(p)		22,586	22,642,465
Morgan Stanley, Series H, 5.45%(l)(p)		15,940	15,959,925
NBCUniversal Enterprise, Inc., 5.25%(d)(p)		16,331	16,596,379

Security		Par (000)	Value

United States (continued)
Prudential Financial, Inc.(l)
5.88%, 09/15/42	USD	12,639	$13,144,560
5.63%, 06/15/43		8,396	8,695,066
USB Capital IX, 3.81%(l)(p)		5,853	4,506,810

			163,716,304

Total Capital Trusts — 0.9% (Cost — $259,049,043)			264,444,809

		Shares

Preferred Stocks — 1.5%

Brazil — 0.0%
Braskem SA, Preference ‘A’ Shares, Class A, 0.00%		59,353	850,457

South Korea — 0.0%
Samsung Electronics Co. Ltd., Preference Shares, 0.00%		73,563	2,492,692

United States — 1.5%
Grand Rounds, Inc., Series C, (Acquired 3/31/15, cost $27,587,149), 0.00%(a)(g)		9,935,945	24,641,141
Grand Rounds, Inc., Series D, (Acquired 05/01/18, cost $5,049,088), 0.00%(a)(g)		2,083,258	5,103,982
Lookout, Inc., Series F (Acquired 9/19/14, cost $53,322,391), 0.00%(a)(g)		4,667,944	28,287,741
Palantir Technologies, Inc., Series I (Acquired 3/27/14, cost $58,747,474), 0.00%(a)(g)		9,583,601	54,818,198
Uber Technologies, Inc., Series D (Acquired 6/01/14, cost $90,664,966), 0.00%(a)(g)		5,844,432	283,864,062
Wells Fargo & Co., Series L, 7.50%(i)(p)		8,768	11,242,330
Welltower, Inc., Series I, 6.50%(i)(p)		383,765	26,291,740

			434,249,194

Total Preferred Stocks — 1.5% (Cost — $266,729,837)			437,592,343

Trust Preferreds — 0.5%

China — 0.3%
Mandatory Exchangeable Trust, 5.75%(d)(i)		428,204	80,951,777

United States — 0.2%
Citigroup Capital XIII, 9.12%(l)		990,692	25,698,524

9

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Shares	Value

United States (continued)
GMAC Capital Trust I, Series 2, 8.40%(l)		1,088,262	$28,414,495

			54,113,019

Total Trust Preferreds — 0.5% (Cost — $95,306,525)			135,064,796

Total Preferred Securities — 2.9%			837,101,948

		Par (000)

U.S. Treasury Obligations — 21.2%
U.S. Treasury Inflation Protected Security, 0.63%, 04/15/23	USD	458,079	455,913,808
U.S. Treasury Notes:
1.50%, 11/30/19(f)		78,661	77,979,258
2.75%, 08/31/23		355,753	360,575,426
2.88%, 09/30/23		1,749,010	1,782,009,006
2.88%, 10/31/23(f)(q)		1,875,646	1,911,473,663
3.00%, 10/31/25(q)(r)		884,623	910,781,473
2.88%, 11/30/25		614,322	627,807,773

Total U.S. Treasury Obligations — 21.2% (Cost — $5,979,597,127)			6,126,540,407

Total Long-Term Investments — 90.4% (Cost — $23,353,688,168)			26,074,200,333

Short-Term Securities — 10.0%

Foreign Agency Obligations — 3.3%
Japan Treasury Discount Bill(s):
0.00%, 02/04/19	JPY	18,653,000	171,246,270
0.00%, 03/04/19		18,967,350	174,152,052
0.00%, 03/25/19		7,884,400	72,400,833
0.00%, 04/04/19		23,608,400	216,830,990
0.00%, 04/22/19		15,687,700	144,088,626
0.00%, 05/09/19		18,819,150	172,871,839

Total Foreign Agency Obligations — 3.3% (Cost — $936,173,196)			951,590,610

Security		Par (000)	Value

Time Deposits — 0.0%

Australia — 0.0%
Brown Brothers Harriman & Co., 079%, 02/01/19	AUD	206	$149,532

Canada — 0.0%
Brown Brothers Harriman & Co., 0.82%, 02/01/19	CAD	2,063	1,570,085

Europe — 0.0%
Citibank, New York, (0.57%), 02/01/19	EUR	3,615	4,137,851

Hong Kong — 0.0%
Brown Brothers Harriman & Co., 0.64%, 02/01/19	HKD	1,654	210,738

United Kingdom — 0.0%
Citibank, New York, 0.36%, 02/01/19	GBP	1,630	2,138,194

United States — 0.0%
BNP Paribas S.A., 2.40%, 02/01/19	USD	209	209,180

			209,180

Total Time Deposits — 0.0% (Cost — $8,415,580)			8,415,580

U.S. Treasury Obligations — 6.3%
U.S. Treasury Bills(s):
2.36%-2.39%, 02/05/19		170,000	169,957,425
2.33%, 02/07/19		134,000	133,949,430
2.34%-2.36%, 02/12/19		175,000	174,875,930
2.36%-2.38%, 02/14/19		304,000	303,745,975
2.35%-2.39%, 02/19/19		71,000	70,916,540
2.38%, 02/21/19		150,000	149,804,354
2.39%, 02/26/19		100,000	99,836,111
2.39%-2.40%, 03/05/19		345,000	344,279,843
2.33%, 03/12/19		70,000	69,821,665
2.35%, 03/14/19		160,000	159,574,056
2.40%, 03/26/19	USD	140,000	139,515,124

Total U.S. Treasury Obligations — 6.3% (Cost — $1,816,280,426)			1,816,276,453

		Shares

Money Market — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.24%(t)(v)		18,810,462	18,810,462
SL Liquidity Series, LLC, Money Market Series, 2.64%(t)(u)(v)		100,698,477	100,718,613

Total Money Market — 0.4% (Cost — $119,501,681)			119,529,075

10

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Value

Total Short-Term Securities — 10.0% (Cost — $2,880,370,883)	$2,895,811,718

Options Purchased — 0.3% (Cost — $168,663,414)	84,114,067

Total Investments Before Investments Sold Short and Options Written — 100.7% (Cost — $26,402,722,465)	29,054,126,118

Security	Shares	Value

Investments Sold Short — (0.2%)

Common Stocks

Japan — (0.2%)
Sumco Corp.	(1,665,500)	$(23,189,130)
Yaskawa Electric Corp.	(812,100)	(22,984,728)

		(46,173,858)

Total Common Stocks — (0.2)% (Proceeds — $52,010,479)		(46,173,858)

Options Written — (0.5)% (Premiums Received — $112,596,375)		(137,907,061)

Total Investments, Net of Options Written — 100.0% (Cost — $26,238,115,611)		28,870,045,199

Liabilities in Excess of Other Assets — (0.0)%		(9,734,725)

Net Assets — 100.0%		$28,860,310,474

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	Security, or a portion of the security, is on loan.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(f)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(g)

Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $403,039,165 and an original cost of $260,306,161, which was 1.40% of its net assets.

(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Convertible security.
(j)	Zero-coupon bond.
(k)	Issuer filed for bankruptcy and/or is in default.
(l)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(m)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(n)	When-issued security.
(o)	Variable rate security. Rate shown is the rate in effect as of period end.
(p)	Perpetual security with no stated maturity date.
(q)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(r)	All or a portion of the security has been pledged in connection with outstanding futures contracts.
(s)	Rates shown are discount rates or a range of discount rates as of period end.
(t)	Annualized 7-day yield as of period end.
(u)	Security was purchased with the cash collateral from loaned securities.

11

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Global Allocation Fund, Inc.

(v)

During the period ended January 31, 2019, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares/Par Held at 10/31/17	Shares/ Par Purchased		Shares/ Par Sold	Shares/ Par Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	18,810,462	(b)	—	18,810,462	$18,810,462	$159,109	(c)	$—	$—
SL Liquidity Series, LLC, Money Market Series	74,893,844	25,804,629	(b)	—	100,698,473	100,718,613	434,340		—	19,905
Bio City Development Co. BV	$140,850,000	—		—	140,850,000	25,705,125	(3,599,500)		—	3,873,375
Quintis Australia Pty. Ltd.	89,251,400	—		—	89,251,400	89,251,400	2,945,296		—	63,991
Quintis Australia Pty. Ltd.	75,260,640	—		—	75,260,640	75,260,640	1,411,137		—	4,883
Quintis HoldCo Pty. Ltd.	45,776,155	—		—	45,776,155	6,322,191	—		—	(14,100,134)
iShares Gold Trust	28,916,741	4,880,383		(3,115,965)	30,681,159	387,809,850	—		—	32,956,208

						$705,542,703	$1,350,382		$—	$24,663,253

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Currency Abbreviations

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

INR — Indian Rupee

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

NOK — Norwegian Krone

PLN — Polish Zloty

SEK — Swedish Krona

SGD — Singapore Dollar

TRY — Turkish Lira

TWD — Taiwan New Dollar

USD — United States Dollar

ZAR — South African Rand

Portfolio Abbreviations

ADR — American Depositary Receipts

CVA — Certificaten Van Aandelen (Dutch Certificate)

ETF — Exchange-Traded Fund

NVDR — Non-voting Depository Receipts

PCL — Public Company Limited

REIT — Real Estate Investment Trust

S&P — S&P Global Ratings

SPDR — Standard & Poor’s Depository Receipts

12

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Global Allocation Fund, Inc.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
SGX Nifty 50 Index	3,283	02/28/19	$71,277	$(897,630)
Yen Denom Nikkei Index	667	03/07/19	63,761	815,082
Euro Stoxx 50 Index	11,614	03/15/19	419,007	(11,488,373)
NASDAQ 100 E-Mini Index	1,629	03/15/19	225,283	(14,096,712)
S&P 500 E-Mini Index	807	03/15/19	109,127	(2,891,188)
10-Year Canada Bond	2,379	03/20/19	249,207	(4,528,305)
SPI 200 Index	116	03/21/19	12,235	(525,125)

				$(33,612,251)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	54,816,073	NOK	462,054,000	Barclays Bank PLC	02/01/19	$31,067
USD	5,567,578	NOK	46,955,000	UBS AG	02/01/19	198
JPY	13,154,927,500	USD	117,001,850	JPMorgan Chase Bank N.A.	02/14/19	3,861,953
JPY	13,154,927,500	USD	117,001,850	JPMorgan Chase Bank N.A.	02/14/19	3,861,953
EUR	68,001,000	USD	77,692,401	Goldman Sachs International	02/15/19	213,330
GBP	120,480,000	USD	157,713,718	JPMorgan Chase Bank N.A.	02/15/19	396,716
USD	78,188,597	EUR	68,001,000	Morgan Stanley & Co. International PLC	02/15/19	282,866
USD	12,007,732	GBP	9,114,000	Goldman Sachs International	02/15/19	47,088
GBP	62,872,000	USD	82,306,967	JPMorgan Chase Bank N.A.	02/21/19	227,641
USD	6,690,390	GBP	5,079,000	Goldman Sachs International	02/21/19	22,982
EUR	12,500,862	USD	14,249,218	Morgan Stanley & Co. International PLC	02/25/19	84,547
EUR	66,868,000	USD	76,088,275	Morgan Stanley & Co. International PLC	02/28/19	603,459
USD	76,742,398	EUR	66,868,000	Deutsche Bank AG	02/28/19	50,664
JPY	10,394,649,285	USD	92,031,000	Morgan Stanley & Co. International PLC	03/07/19	3,631,098
EUR	64,986,000	USD	73,916,604	Morgan Stanley & Co. International PLC	03/14/19	708,552
ZAR	1,302,505,000	USD	90,910,303	Citibank N.A.	03/14/19	6,861,137
USD	218,548,944	JPY	23,608,400,000	Goldman Sachs International	04/04/19	739,082
GBP	98,135,000	USD	125,632,172	JPMorgan Chase Bank N.A.	04/12/19	3,527,447
EUR	62,186,000	USD	71,177,965	JPMorgan Chase Bank N.A.	04/25/19	493,178
JPY	15,673,289,632	USD	143,648,000	Morgan Stanley & Co. International PLC	04/25/19	1,195,692
JPY	15,888,115,000	USD	146,308,563	Goldman Sachs International	04/26/19	532,162
JPY	15,785,299,000	USD	144,840,531	JPMorgan Chase Bank N.A.	05/10/19	1,214,093

						28,586,905

13

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Global Allocation Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	509,009,000	USD	61,412,836	JPMorgan Chase Bank N.A.	02/01/19	$(1,060,450)
USD	166,754,873	JPY	18,653,000,000	Goldman Sachs International	02/04/19	(4,491,397)
USD	17,073,316	JPY	1,869,190,000	Goldman Sachs International	02/14/19	(100,281)
USD	6,811,647	EUR	5,976,000	JPMorgan Chase Bank N.A.	02/25/19	(40,566)
USD	17,785,825	EUR	15,604,000	JPMorgan Chase Bank N.A.	02/25/19	(106,066)
USD	84,575,863	BRL	329,719,000	Deutsche Bank AG	03/01/19	(5,705,253)
USD	170,200,213	JPY	18,967,350,000	Goldman Sachs International	03/04/19	(4,310,087)
USD	5,691,442	JPY	622,038,341	JPMorgan Chase Bank N.A.	03/07/19	(33,185)
USD	74,518,257	EUR	64,986,000	Morgan Stanley & Co. International PLC	03/14/19	(106,899)
SEK	1,345,897,770	EUR	130,233,000	Goldman Sachs International	03/21/19	(360,886)
USD	71,646,494	JPY	7,884,400,000	JPMorgan Chase Bank N.A.	03/25/19	(1,029,885)
USD	143,774,012	JPY	15,687,700,000	Goldman Sachs International	04/22/19	(1,168,093)
USD	47,294,859	AUD	66,238,000	Bank of America N.A.	04/26/19	(908,065)
NOK	462,054,000	USD	55,030,072	Barclays Bank PLC	05/02/19	(37,531)
USD	173,106,960	JPY	18,819,150,000	JPMorgan Chase Bank N.A.	05/09/19	(1,004,388)

						(20,463,032)

	Net Unrealized Appreciation					$8,123,873

OTC Interest Rate Swaptions Purchased

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Put
5-Year Interest Rate Swap, 03/06/24	6-Month LIBOR, 2.80%	Semi-annual	3.00%	Quarterly	NOMURA INTERNATIONAL PLC	03/04/19	3.00%	USD	948,948	$7,563

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPDR Gold Trust	JPMorgan Chase Bank N.A.	474,183	02/15/19	USD	120.00	USD	59,154	$2,323,497
Topix Index	Morgan Stanley & Co. International PLC	6,728,187	03/08/19	JPY	1,785.00	JPY	10,546,366	1,898
KOSPI Index	Goldman Sachs International	475,491	03/14/19	USD	302.50	USD	135,938	363,799
Russell 2000 Index	Bank of America N.A.	96,090	03/15/19	USD	1,700.00	USD	144,079	24,022
SPDR Gold Trust	Societe Generale	860,075	03/15/19	USD	121.00	USD	107,294	3,784,330
SPDR Gold Trust	Société Générale	889,633	04/18/19	USD	123.00	USD	110,982	3,202,679
GBP Currency	UBS AG	476,879,000	05/15/19	GBP	1.32	GBP	476,879	14,732,418
SPDR Gold Trust	Morgan Stanley & Co. International PLC	470,046	05/17/19	USD	120.00	USD	58,638	2,984,792
BP PLC	UBS AG	3,055,978	06/21/19	USD	52.00	USD	125,662	540,297
ConocoPhillips Co.	UBS AG	1,618,420	06/21/19	USD	75.00	USD	109,551	2,799,867
Occidental Petroleum Corp.	UBS AG	1,412,186	06/21/19	USD	92.50	USD	94,306	481,372
Royal Dutch Shell PLC	UBS AG	1,744,387	06/21/19	USD	77.00	USD	107,681	497,674
SPDR Gold Trust	Societe Generale	999,803	06/21/19	USD	124.00	USD	124,725	4,249,163

14

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Global Allocation Fund, Inc.

OTC Options Purchased (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Suncor Energy, Inc.	UBS AG	2,053,813	06/21/19	USD	45.00	USD	66,379	$123,229
SPDR Gold Trust	JPMorgan Chase Bank N.A.	782,771	06/28/19	USD	125.00	USD	97,651	3,003,015
Facebook, Inc.	UBS AG	940,558	09/20/19	USD	165.00	USD	156,782	17,644,793
Total SA	UBS AG	2,073,444	09/20/19	USD	70.00	USD	113,480	1,239,816
Topix-Bank Index	Bank of America N.A.	23,933,618	12/13/19	JPY	191.28	JPY	3,739,388	330,299
Topix-Bank Index	Morgan Stanley & Co. International PLC	45,588,423	12/13/19	JPY	191.28	JPY	7,122,735	629,129
Alphabet Inc.	JPMorgan Chase Bank N.A.	54,660	01/17/20	USD	1,225.00	USD	61,021	4,096,629
Anadarko Petroleum Corp.	Credit Suisse International	574,379	01/17/20	USD	67.50	USD	27,185	838,593
BP PLC	Nomura International PLC	2,542,600	01/17/20	USD	43.50	USD	104,552	4,590,613
CVS Health Corp.	JPMorgan Chase Bank N.A.	404,446	01/17/20	USD	78.50	USD	26,511	1,325,527
Halliburton Co.	Citibank N.A.	1,157,618	01/17/20	USD	50.00	USD	36,303	248,888
JPMorgan Chase & Co.	Citibank N.A.	404,264	01/17/20	USD	114.50	USD	41,841	2,145,894
Johnson & Johnson	Bank of America N.A.	409,953	01/17/20	USD	155.00	USD	54,557	885,498
Schlumberger Ltd.	Credit Suisse International	711,405	01/17/20	USD	45.00	USD	31,451	2,934,546
Schlumberger Ltd.	UBS AG	938,223	01/17/20	USD	70.00	USD	41,479	168,880
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International PLC	1,251,390	03/13/20	JPY	4,756.33	JPY	5,061,873	974,212
Topix-Bank Index	BNP Paribas S.A.	32,495,006	03/13/20	JPY	194.04	JPY	5,077,020	558,636
Topix-Bank Index	Morgan Stanley & Co. International PLC	28,885,002	04/10/20	JPY	192.04	JPY	4,512,993	590,636
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International PLC	1,008,729	09/11/20	JPY	4,816.24	JPY	4,080,309	975,143
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International PLC	1,010,738	12/11/20	JPY	4,894.87	JPY	4,088,435	920,303
Euro Stoxx	Barclays Bank PLC	566,030	03/19/21	EUR	136.97	EUR	88,965	499,155
Euro Stoxx	UBS AG	583,778	06/18/21	EUR	134.92	EUR	90,381	535,188

								81,244,430

Put
S&P 500 Index	Barclays Bank PLC	103,324	03/15/19	USD	2,475.00	USD	279,398	966,079
S&P 500 Index	Barclays Bank PLC	103,324	04/18/19	USD	2,450.00	USD	279,398	1,895,995

								2,862,074

								$84,106,504

(a)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Consolidated Financial Statements for details on the wholly-owned subsidiary.

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Amazon.com, Inc.	266	02/15/19	USD	1,780.00	USD	457	$(936,320)
Amazon.com, Inc.	266	02/15/19	USD	1,790.00	USD	457	(849,205)
Amazon.com, Inc.	266	02/15/19	USD	1,800.00	USD	457	(756,770)

							$(2,542,295)

15

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Global Allocation Fund, Inc.

OTC Interest Rate Swaptions Written

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount(000)		Value
	Rate	Frequency	Rate	Frequency
Call
5-Year Interest Rate Swap, 03/06/24	2.70%	Semi-annual	6-Month LIBOR, 2.80%	Quarterly	NOMURA INTERNATIONAL PLC	03/04/19	2.70%	USD	948,948	$(8,196,548)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Topix Index	Morgan Stanley & Co. International PLC	6,728,187	03/08/19	JPY	1,950.00	JPY	10,546,366	$(48)
KOSPI Index	Goldman Sachs International	475,491	03/14/19	USD	327.50	USD	135,938	(12,696)
USD-ZAR Currency	Morgan Stanley & Co. International PLC	116,658,000	04/11/19	USD	15.00	USD	116,658	(344,024)
ConocoPhillips Co.	UBS AG	1,618,420	06/21/19	USD	85.00	USD	109,551	(445,066)
Total SA	UBS AG	2,073,444	09/20/19	USD	75.00	USD	113,480	(600,656)
Topix-Bank Index	Bank of America N.A.	23,933,618	12/13/19	JPY	221.29	JPY	3,739,388	(69,876)
Topix-Bank Index	Morgan Stanley & Co. International PLC	45,588,423	12/13/19	JPY	221.29	JPY	7,122,735	(133,128)
Alphabet Inc.	JPMorgan Chase Bank N.A.	54,660	01/17/20	USD	1,350.00	USD	61,021	(2,073,915)
Anadarko Petroleum Corp.	Credit Suisse International	574,379	01/17/20	USD	76.00	USD	27,185	(426,781)
CVS Health Corp.	JPMorgan Chase Bank N.A.	404,446	01/17/20	USD	87.50	USD	26,511	(436,802)
Comcast Corp.	Citibank N.A.	1,023,924	01/17/20	USD	37.50	USD	37,445	(3,250,959)
JPMorgan Chase & Co.	Citibank N.A.	404,264	01/17/20	USD	125.50	USD	41,841	(1,160,440)
Johnson & Johnson	Bank of America N.A.	409,953	01/17/20	USD	170.00	USD	54,557	(225,474)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International PLC	1,251,390	03/13/20	JPY	5,679.90	JPY	5,061,873	(222,320)
Topix-Bank Index	BNP Paribas S.A.	32,495,006	03/13/20	JPY	237.47	JPY	5,077,020	(91,369)
Topix-Bank Index	Morgan Stanley & Co. International PLC	28,885,002	04/10/20	JPY	233.87	JPY	4,512,993	(109,504)

								(9,603,058)

Put
Topix Index	Morgan Stanley & Co. International PLC	6,728,187	03/08/19	JPY	1,600.00	JPY	10,546,366	(3,003,270)
KOSPI Index	Goldman Sachs International	475,491	03/14/19	USD	270.00	USD	135,938	(627,147)
USD-ZAR Currency	Morgan Stanley & Co. International PLC		04/11/19		13.25	USD	116,658	(2,330,010)
SPDR Gold Trust	Société Générale	139,728	06/21/19	USD	118.00	USD	17,431	(96,412)
SPDR Gold Trust	JPMorgan Chase Bank N.A.	391,384	06/28/19	USD	119.00	USD	48,825	(352,246)
Topix-Bank Index	Bank of America N.A.	23,933,618	12/13/19	JPY	156.59	JPY	3,739,388	(3,242,607)
Topix-Bank Index	Morgan Stanley & Co. International PLC	45,588,423	12/13/19	JPY	156.59	JPY	7,122,735	(6,175,876)
Alphabet Inc.	JPMorgan Chase Bank N.A.	54,660	01/17/20	USD	860.00	USD	61,021	(1,339,170)
Anadarko Petroleum Corp.	Credit Suisse International	574,379	01/17/20	USD	46.00	USD	27,185	(3,340,146)
BP PLC	Nomura International PLC	2,542,600	01/17/20	USD	28.00	USD	104,552	(1,195,022)
CVS Health Corp.	JPMorgan Chase Bank N.A.	404,446	01/17/20	USD	56.00	USD	26,511	(1,258,373)
Facebook, Inc.	UBS AG	2,256,318	01/17/20	USD	155.00	USD	376,106	(29,557,766)
Halliburton Co.	Citibank N.A.	1,157,618	01/17/20	USD	35.00	USD	36,303	(6,598,423)
JPMorgan Chase & Co.	Citibank N.A.	404,264	01/17/20	USD	87.25	USD	41,841	(1,262,104)
Johnson & Johnson	Bank of America N.A.	409,953	01/17/20	USD	109.00	USD	54,557	(1,085,142)
Schlumberger Ltd.	Credit Suisse International	711,405	01/17/20	USD	33.00	USD	31,451	(950,103)
Schlumberger Ltd.	UBS AG	938,223	01/17/20	USD	52.50	USD	41,479	(9,874,797)

16

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Global Allocation Fund, Inc.

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International PLC	1,251,390	03/13/20	JPY	3,832.77	JPY	5,061,873	$(3,498,985)
Topix-Bank Index	BNP Paribas S.A.	32,495,006	03/13/20	JPY	155.80	JPY	5,077,020	(4,904,742)
Topix-Bank Index	Morgan Stanley & Co. International PLC	28,885,002	04/10/20	JPY	157.82	JPY	4,512,993	(4,853,573)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International PLC	672,487	09/11/20	JPY	3,820.96	JPY	2,720,210	(2,385,680)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International PLC	673,826	12/11/20	JPY	3,786.60	JPY	2,725,626	(2,633,282)
Euro Stoxx	Barclays Bank PLC	377,351	03/19/21	EUR	110.23	EUR	47,731	(13,471,064)
Euro Stoxx	UBS AG	384,055	06/18/21	EUR	106.38	EUR	46,882	(13,529,220)

								(117,565,160)

Total								$(127,168,218)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.31.V1	5.00%	Quarterly	12/20/23	USD	86,222	$(5,731,538)	$(4,038,799)	$(1,692,739)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month LIBOR, 2.74%	Quarterly	2.97%	Semi-annual	07/20/20	(a)	07/18/25	USD	919,984	$17,233,506	$13,979	$17,219,527
0.84	Annual	6-Month EURIBOR, (0.24%)	Semi-annual	N/A		02/15/28	EUR	130,491	(4,626,067)	2,773	(4,628,840)
0.84	Annual	6-Month EURIBOR, (0.24)	Semi-annual	N/A		02/15/28	EUR	101,945	(3,611,835)	2,166	(3,614,001)
0.99	Annual	6-Month EURIBOR, (0.24)	Semi-annual	N/A		10/29/28	EUR	603,759	(25,730,307)	12,881	(25,743,188)
3-Month LIBOR, 2.74%	Quarterly	3.20	Semi-annual	N/A		10/29/28	USD	762,873	42,286,910	14,316	42,272,594
2.99	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	07/20/20	(a)	07/18/50	USD	208,250	(6,317,460)	6,383	(6,323,843)

									$19,234,747	$52,498	$19,182,249

(a)	Forward swap.

17

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Global Allocation Fund, Inc.

OTC Total Return Swaps

Reference Entity	Fixed Amount Paid (Received) by the Fund (a)		Counterparty	Termination Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Euro Stoxx Banks Net Return	EUR	53,239,172	BNP Paribas S.A.	4/30/19	EUR	53,921	$2,562,818	$—	$2,562,818
S&P 500 Index Annual Dividend Future December 2020	USD	12,569,450	Goldman Sachs International	12/18/20	USD	12,569	2,783,750	—	2,783,750
SGX Nikkei Stock Average Dividend Point Index Future December 2020	JPY	1,489,920,000	BNP Paribas S.A.	4/01/21	JPY	13,707	1,843,764	—	1,843,764
SGX Nikkei Stock Average Dividend Point Index Future December 2020	JPY	738,707,500	BNP Paribas S.A.	4/01/21	JPY	6,796	1,019,706	—	1,019,706
SGX Nikkei Stock Average Dividend Point Index Future March 2020	JPY	526,875,000	BNP Paribas S.A.	4/01/21	JPY	4,847	215,745	—	215,745
S&P 500 Index Annual Dividend Future December 2021	USD	15,887,988	BNP Paribas S.A.	12/17/21	USD	15,888	3,714,288	—	3,714,288
SGX Nikkei Stock Average Dividend Point Index Future December 2021	JPY	1,509,120,000	BNP Paribas S.A.	4/01/22	JPY	13,884	1,572,311	—	1,572,311
SGX Nikkei Stock Average Dividend Point Index Future December 2021	JPY	755,250,000	BNP Paribas S.A.	4/01/22	JPY	6,948	699,472	—	699,472
SGX Nikkei Stock Average Dividend Point Index Future December 2021	JPY	765,120,000	BNP Paribas S.A.	4/01/22	JPY	7,039	689,208	—	689,208
SGX Nikkei Stock Average Dividend Point Index Future December 2021	JPY	532,500,000	BNP Paribas S.A.	4/01/22	JPY	4,899	133,119	—	133,119

							$15,234,181	$—	$15,234,181

OTC Total Return Swaps(a)

Reference Entity	Counterparty	Expiration Date	Net Notional Amount	Unrealized Appreciation (Depreciation)		Net Value of Reference Entities	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Citibank N.A	11/22/18	$(54,576,584)	$(1,903,654	)(b)	$(56,561,676)	0.19%
	JP Morgan Chase Bank N.A.	11/08/18	(72,222,819)	(4,441,595	)(c)	(76,708,762)	0.25

			$(126,799,403)	$(6,345,249)		$(133,270,438)

(a)

In regards to total return swaps with multiple financing rate benchmarks, the Fund receives or pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 18-400 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

ICE LIBOR USD 1 Month

United States Overnight Bank Funding Rate

(b)	Amount includes $81,438 of net dividends and financing fees.
(c)	Amount includes $44,348 of net dividends and financing fees.

18

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Global Allocation Fund, Inc.

Fair Value Hierarchy as of Period End

•

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	$—	$49,041,921	$6,322,191	$55,364,112
Belgium	—	73,868,577	—	73,868,577
Brazil	209,656,701	—	—	209,656,701
Canada	463,068,424	—	—	463,068,424
Chile	2,955,474	—	—	2,955,474
China	118,683,834	377,677,989	—	496,361,823
Czech Republic	—	12,704,033	—	12,704,033
Denmark	—	28,470,725	—	28,470,725
Finland	—	3,409,083	—	3,409,083
France	49,682,844	648,317,773	—	698,000,617
Germany	—	360,567,104	—	360,567,104
Hong Kong	—	253,861,627	—	253,861,627
India	—	327,906,399	—	327,906,399
Indonesia	—	10,909,371	—	10,909,371
Ireland	11,675,187	—	—	11,675,187
Italy	30,814,463	105,715,282	—	136,529,745
Japan	—	2,176,841,326	—	2,176,841,326
Macau	—	168,866	—	168,866
Malaysia	—	4,374,325	—	4,374,325
Mexico	2,948,970	—	—	2,948,970

19

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Global Allocation Fund, Inc.

	Level 1	Level 2	Level 3	Total
Netherlands	$5,041,561	$323,847,047	$—	$328,888,608
Norway	—	1,181,519	—	1,181,519
Peru	1,134,003	—	—	1,134,003
Poland	—	280,123	—	280,123
Portugal	—	28,412,761	—	28,412,761
Singapore	—	146,863,985	—	146,863,985
South Africa	—	3,159,134	—	3,159,134
South Korea	—	176,458,959	—	176,458,959
Spain	—	104,906,096	—	104,906,096
Sweden	—	4,500,006	—	4,500,006
Switzerland	118,329,215	263,308,770	—	381,637,985
Taiwan	—	231,233,801	—	231,233,801
Thailand	31,388,371	26,095,479	—	57,483,850
Turkey	—	744,508	—	744,508
United Arab Emirates	—	77,473,911	—	77,473,911
United Kingdom	174,357,425	619,142,490	—	793,499,915
United States	8,768,861,559	—	15,576,604	8,784,438,163
Corporate Bonds	17,625,986	1,364,860,175	190,217,166	1,572,703,327
Floating Rate Loan Interests	—	66,772,551	—	66,772,551
Foreign Agency Obligations	—	631,332,434	—	631,332,434
Investment Companies	387,809,850	—	—	387,809,850
Capital Trusts	—	264,444,809	—	264,444,809
Preferred Stocks	38,384,527	2,492,692	396,715,124	437,592,343
Trust Preferreds	54,113,019	80,951,777	—	135,064,796
U.S. Treasury Obligations	—	6,126,540,407	—	6,126,540,407
Short-Term Securities
Time Deposits	—	8,415,580	—	8,415,580
Foreign Agency Obligations	—	951,590,610	—	951,590,610
U.S. Treasury Obligations	—	1,816,276,453	—	1,816,276,453
Money Market Fund	18,810,462	—	—	18,810,462
Options Purchased:	—	84,114,067	—	84,114,067
Interest Rate Contracts	—	7,563	—	7,563
Equity Contracts	—	69,374,086	—	69,374,086
Foreign currency exchange contracts	—	14,732,418	—	14,732,418

Subtotal	$10,505,341,875	$17,839,234,545	$608,831,085	$28,953,407,505

Liabilities:
Investments:
Investments Sold Short	$—	$(46,173,858)	$—	$(46,173,858)

Total Investments	$10,505,341,875	$17,793,060,687	$608,831,085	$28,907,233,647

Investments Valued at Net Asset Value (“NAV”)(a)				100,718,613

Total				$29,007,952,260

20

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Global Allocation Fund, Inc.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Assets:
Equity contracts	$815,082	$15,234,181	$—	$16,049,263
Foreign currency exchange contracts	—	28,586,905	—	28,586,905
Interest rate contracts	—	59,492,121	—	59,492,121
Liabilities:
Credit contracts	—	(1,692,739)	—	(1,692,739)
Equity contracts	(32,441,323)	(130,839,433)	—	(163,280,756)
Foreign currency exchange contracts	—	(23,137,066)	—	(23,137,066)
Interest rate contracts	(4,528,305)	(48,506,420)	—	(53,034,725)

Total	$(36,154,546)	$(100,862,451)	$—	$(137,016,997)

(a)	As of January 31, 2019, certain of the Fund’s Investments were fair valued using NAV per share and have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts, and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the period ended January 31, 2019, there were no transfers between levels.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Preferred Stocks	Total
Assets:
Opening Balance, as of October 31, 2018	$41,961,322	$186,344,256	$400,330,166	$628,635,744
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	(465)	—	(465)
Accrued discounts (premiums)	—	(68,874)	—	(68,874)
Net realized gain (loss)	—	—	—	—
Net change in unrealized appreciation (depreciation)(a)(b)	(20,062,527)	3,942,249	(3,615,042)	(19,735,320)
Purchases	—	—	—	—
Sales		—	—	—

Closing Balance, as of January 31, 2019	$21,898,795	$190,217,166	$396,715,124	$608,831,085

Net change in unrealized appreciation (depreciation) on investments still held at January 31, 2019(b)	$(20,062,527)	$3,942,249	$(3,615,043)	$(19,735,321)

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statement of Operations.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at January 31, 2019 is generally due to investments no longer held or categorized as Level 3 at period end.

21

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Global Allocation Fund, Inc.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Global Valuation Committee to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $15,574,770. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approches	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Common Stocks	$6,324,026	Market	Revenue Multiple(a)	3.50x	—
			Time to Exit(a)	0.4 years	—
			Volatility(a)	45%	—
		Income	Discount Rate(b)	15%
Corporate Bonds	190,217,165	Income	Discount Rate(b)	15 - 35%	18%
Preferred Stocks	396,715,124	Market	Revenue Multiple(a)	3.50x - 15.25x	7.98x
			Time to Exit(b)	0.4 - 1.9 years	—
			Volatility(b)	45%	—
			Discount Rate(b)	20%	—

Total	$593,256,315

(a)	Increase in unobservable input may result in a significant increase to value, while a decrease in unobservable input may result in a significant decrease to value.
(b)	Decrease in unobservable input may result in a significant increase to value, while an increase in unobservable input may result in a significant decrease to value.

22

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Allocation Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Allocation Fund, Inc.

Date: March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Allocation Fund, Inc.

Date: March 22, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Allocation Fund, Inc.

Date: March 22, 2019